Valuation techniques and inputs used in measuring the fair value of financial assets classified as level 2 & 3 (Details) ₩ in Millions	12 Months Ended
Dec. 31, 2017 KRW (₩)
Level 2
Valuation techniques and inputs used in measuring the fair value of financial assets classified as level 2 & 3 [Line Items]
Carrying value	₩ 52,781,969
Level 2 | Trading assets
Valuation techniques and inputs used in measuring the fair value of financial assets classified as level 2 & 3 [Line Items]
Carrying value	₩ 20,351,470
Level 2 | Trading assets | Debt securities
Valuation techniques and inputs used in measuring the fair value of financial assets classified as level 2 & 3 [Line Items]
Valuation technique	DCF
Carrying value	₩ 17,479,033
Significant unobservable inputs and range	Discount rate
Level 2 | Trading assets | Equity securities
Valuation techniques and inputs used in measuring the fair value of financial assets classified as level 2 & 3 [Line Items]
Valuation technique	NAV
Carrying value	₩ 2,872,437
Significant unobservable inputs and range	Discount rate, Price of underlying assets
Level 2 | Financial assets designated at fair value through profit or loss
Valuation techniques and inputs used in measuring the fair value of financial assets classified as level 2 & 3 [Line Items]
Carrying value	₩ 2,457,728
Level 2 | Financial assets designated at fair value through profit or loss | Debt securities
Valuation techniques and inputs used in measuring the fair value of financial assets classified as level 2 & 3 [Line Items]
Valuation technique	DCF
Carrying value	₩ 1,509,023
Significant unobservable inputs and range	Discount rate
Level 2 | Financial assets designated at fair value through profit or loss | Equity securities
Valuation techniques and inputs used in measuring the fair value of financial assets classified as level 2 & 3 [Line Items]
Valuation technique	NAV
Carrying value	₩ 948,705
Significant unobservable inputs and range	Discount rate, Price of underlying assets
Level 2 | Derivative assets
Valuation techniques and inputs used in measuring the fair value of financial assets classified as level 2 & 3 [Line Items]
Carrying value	₩ 3,072,980
Level 2 | Derivative assets | Trading purpose
Valuation techniques and inputs used in measuring the fair value of financial assets classified as level 2 & 3 [Line Items]
Valuation technique	Option model, DCF
Carrying value	₩ 2,955,377
Significant unobservable inputs and range	Discount rate, foreign exchange rate, volatility, stock price, commodity index, etc.
Level 2 | Derivative assets | Hedging purpose
Valuation techniques and inputs used in measuring the fair value of financial assets classified as level 2 & 3 [Line Items]
Valuation technique	Option model, DCF
Carrying value	₩ 117,603
Significant unobservable inputs and range	Discount rate, foreign exchange rate, volatility, stock price, commodity index, etc.
Level 2 | Available-for-sale financial assets
Valuation techniques and inputs used in measuring the fair value of financial assets classified as level 2 & 3 [Line Items]
Carrying value	₩ 26,899,791
Level 2 | Available-for-sale financial assets | Debt securities
Valuation techniques and inputs used in measuring the fair value of financial assets classified as level 2 & 3 [Line Items]
Valuation technique	DCF
Carrying value	₩ 26,286,175
Significant unobservable inputs and range	Discount rate, growth rate, Price of underlying assets
Level 2 | Available-for-sale financial assets | Equity securities
Valuation techniques and inputs used in measuring the fair value of financial assets classified as level 2 & 3 [Line Items]
Valuation technique	NAV
Carrying value	₩ 613,616
Significant unobservable inputs and range	Discount rate, growth rate, Price of underlying assets
Level 3
Valuation techniques and inputs used in measuring the fair value of financial assets classified as level 2 & 3 [Line Items]
Carrying value	₩ 5,815,114
Level 3 | Trading assets
Valuation techniques and inputs used in measuring the fair value of financial assets classified as level 2 & 3 [Line Items]
Carrying value	₩ 674,743
Level 3 | Trading assets | Debt securities
Valuation techniques and inputs used in measuring the fair value of financial assets classified as level 2 & 3 [Line Items]
Valuation technique	Option model, DCF
Carrying value	₩ 263,715
Significant unobservable inputs and range	The volatility of the underlying asset(3.16%~7.51%)
Level 3 | Trading assets | Equity securities
Valuation techniques and inputs used in measuring the fair value of financial assets classified as level 2 & 3 [Line Items]
Valuation technique	NAV
Carrying value	₩ 411,028
Significant unobservable inputs and range	The volatility of the underlying asset(3.16%~7.51%)
Level 3 | Financial assets designated at fair value through profit or loss | Debt securities
Valuation techniques and inputs used in measuring the fair value of financial assets classified as level 2 & 3 [Line Items]
Valuation technique	DCF
Carrying value	₩ 548,595
Significant unobservable inputs and range	The volatility of the underlying asset(0.66%~44.4%) Correlations(0.00%~89.54%)
Level 3 | Derivative assets
Valuation techniques and inputs used in measuring the fair value of financial assets classified as level 2 & 3 [Line Items]
Carrying value	₩ 295,340
Level 3 | Derivative assets | Equity and foreign exchange related
Valuation techniques and inputs used in measuring the fair value of financial assets classified as level 2 & 3 [Line Items]
Valuation technique	Option model
Carrying value	₩ 203,028
Significant unobservable inputs and range	The volatility of the underlying asset(1.32%~44.40%) Correlations(0.00%~81.99%)
Level 3 | Derivative assets | Interest rates related
Valuation techniques and inputs used in measuring the fair value of financial assets classified as level 2 & 3 [Line Items]
Valuation technique	Option model
Carrying value	₩ 35,795
Significant unobservable inputs and range	The volatility of the underlying asset(0.42%~62.19%) Regression coefficient(0.42%~1.65%) Correlations(0.00%~90.9%)
Level 3 | Derivative assets | Credit and commodity related
Valuation techniques and inputs used in measuring the fair value of financial assets classified as level 2 & 3 [Line Items]
Valuation technique	Option model
Carrying value	₩ 56,517
Significant unobservable inputs and range	The volatility of the underlying asset(35.8%~35.92%) Correlations(0.00%~92.91%)
Level 3 | Available-for-sale financial assets
Valuation techniques and inputs used in measuring the fair value of financial assets classified as level 2 & 3 [Line Items]
Carrying value	₩ 4,296,436
Level 3 | Available-for-sale financial assets | Debt securities
Valuation techniques and inputs used in measuring the fair value of financial assets classified as level 2 & 3 [Line Items]
Valuation technique	DCF
Carrying value	₩ 406,894
Significant unobservable inputs and range	Discount rate(1.98%~20.51%) Growth rate(0.00%~3.00%)
Level 3 | Available-for-sale financial assets | Equity securities
Valuation techniques and inputs used in measuring the fair value of financial assets classified as level 2 & 3 [Line Items]
Valuation technique	NAV
Carrying value	₩ 3,889,542
Significant unobservable inputs and range	Discount rate(1.98%~20.51%) Growth rate(0.00%~3.00%)